Other Operating Income - Schedule of Other Operating Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income and Expenses [Abstract]
Accounts payable write-off			$ 1,899
Other operating income from related parties	181	119	66
Other operating income - other	3	48	108
Total other operating income from continuing operations	$ 184	$ 167	$ 2,073